11. Investments in associates and joint ventures (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes Jointly Controlled By Banco Santander [Abstract]
Balance at beginning of year	R$ 1,049,510	R$ 1,032,382	R$ 845,704
Additions / disposals (net) due to change in the scope of consolidation	(41,851)	(51,073)
Additions /disposals	13,571	746	119,557
Capital reduction			36,051
Share of results of entities accounted for using the equity method	112,294	148,912	65,373
Dividends proposed/received	(59,784)	(69,904)	(35,351)
Others	21,246	(11,553)	1,048
Balance at end of year	1,094,985	1,049,510	1,032,382
Significant Influence of Banco Santander
Balance at beginning of year	21,252	20,933	20,860
Share of results of entities accounted for using the equity method	(33)	576	585
Dividends proposed/received	(239)	(257)	(512)
Disposals		(20,980)
Balance at end of year	R$ 20,980	R$ 21,252	R$ 20,933